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                     BRINSON FINANCIAL SERVICES GROWTH FUND
               Supplement to the Prospectus dated November 5, 2001

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Prospectus of the Brinson Financial Services Growth Fund. The purpose of this supplement is to notify you of (1) a change in the fund name, (2) changes to the name of the company that serves as the fund's investment advisor, administrator and principal underwriter, (3) changes to the fund's investment policies to comply with a new rule of the Securities and Exchange Commission and (4) waiver/eligibility changes.

  1. Fund Name Change.

     Effective April 8, 2002, Brinson Financial Services Growth Fund Inc. has changed its name to:

                       "UBS Financial Services Fund Inc."

  2. Investment Advisor, Administrator and Principal Underwriter Name Change.

     Effective April 8, 2002, Brinson Advisors, Inc., the fund's investment advisor, administrator and principal underwriter has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

  3. Investment Policy Change.

     o In the section "Principal Investment Strategies" on page 3, please insert the following after the last sentence of the last paragraph in that section:

          Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by financial services companies. The fund may invest up to 20% of its net assets in equity securities issued by companies outside the financial services industries and in investment grade bonds of all issuers.

  4. Waiver/Eligibility Changes.

     o Replace Class A front-end sales charge waiver #10 on page 10 with the following:

          College savings plans organized under Section 529 of the Internal Revenue Code.

     o Insert a new Class Y eligible purchaser on page 12:

          College savings plans organized under Section 529 of the Internal Revenue Code if shareholder servicing fees are paid exclusively outside of the participating funds.

                                                                     Item ZS-128







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                     BRINSON FINANCIAL SERVICES GROWTH FUND

  Supplement to the Statement of Additional Information dated November 5, 2001

                                                                   April 8, 2002


Dear Investor,

This is a supplement to the Statement of Additional Information of the Brinson Financial Services Growth Fund. The purpose of this supplement is to notify you of (1) a change in the fund name, (2) changes to the name of the company that serves as the fund's investment advisor, administrator and principal underwriter, and (3) changes to the fund's investment policies to comply with a new rule of the Securities and Exchange Commission.

  1. Fund Name Change.

     o Effective April 8, 2002, Brinson Financial Services Growth Fund Inc. has changed its name to:

                       "UBS Financial Services Fund Inc."

     o Under "Prior Names" on page 45, the following is added as the first sentence:

          "Prior to April 8, 2002, the fund was known as `Brinson Financial Services Growth Fund Inc.'"

  2. Investment Advisor, Administrator and Principal Underwriter Name Change.

     Effective April 8, 2002, Brinson Advisors, Inc., the fund's investment advisor, administrator and principal underwriter has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

  3. Investment Policy Change.

     The fund's board approved modifications to its investment policies as a result of a new rule promulgated by the Securities and Exchange Commission. This rule generally requires a fund with a name suggesting that it focuses on a particular type of investment (e.g. a fund calling itself ABC Stock Fund, the XYZ Bond Fund, or the QRS U.S. Government Fund) to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name. The changes to the fund's investment policies take effect on April 8, 2002. These changes are not expected to materially affect portfolio management.

     o In the section "The Fund and Its Investment Policies" on page 2, delete the first and third sentences of the third paragraph and insert the following before the second sentence:

          Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by financial services companies. The fund may invest up







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          to 20% of its net assets in equity securities issued by companies outside the financial services industries and in investment grade bonds of all issuers. The fund will interpret these policies as if the following phrase appeared immediately after the words "net assets" in both sentences above: "(plus the amount of any borrowing for investment purposes)."

          The fund has adopted these changes as "non-fundamental" policies. This means that these investment policies may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.


                                                                   Item # ZS-129